WRITE-DOWN OF LONG-LIVED ASSETS (Details) (CAD)	12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Racing & Gaming Business	Dec. 31, 2011 Continuing operations	Dec. 31, 2011 Continuing operations Industrial properties Europe	Dec. 31, 2011 Continuing operations Industrial properties Austria and Germany item	Jun. 30, 2011 Continuing operations Commercial office U.S.	Dec. 31, 2011 Continuing operations Commercial office U.S.	Dec. 31, 2010 Discontinued operations	Dec. 31, 2010 Discontinued operations XpressBet	Dec. 31, 2010 Discontinued operations Racing & Gaming Business	Dec. 31, 2010 Discontinued operations Land held for development Development properties - Land and improvements	Dec. 31, 2010 Discontinued operations Land held for development California, Florida, Michigan, and Ilz, Austria Development properties - Land and improvements
Write-down of long-lived assets
Write-down of long-lived assets	19,473,000		19,473,000	16,738,000	16,738,000	2,700,000	2,735,000	44,499,000	3,540,000		40,959,000	41,000,000
Number of income producing properties impaired in Austria and Germany					2
Impairment charge relating to goodwill		29,400,000							3,200,000	15,000,000
Impairment charge relating to trademark									300,000